UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2019

Date of reporting period:	12/31/2018

Item 1. Schedule of Investments

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks 97.5%
Aerospace & Defense 2.5%
Arconic, Inc.	16,181	$ 272,812
Boeing Co. (The)	20,514	6,615,765
General Dynamics Corp.	10,912	1,715,476
Harris Corp.	4,750	639,587
Huntington Ingalls Industries, Inc.	1,800	342,558
L3 Technologies, Inc.	3,140	545,292
Lockheed Martin Corp.	9,646	2,525,709
Northrop Grumman Corp.	6,848	1,677,075
Raytheon Co.	11,144	1,708,932
Textron, Inc.	8,934	410,875
TransDigm Group, Inc.*	1,900	646,114
United Technologies Corp.	31,559	3,360,402
		20,460,597
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	5,200	437,268
Expeditors International of Washington, Inc.	6,700	456,203
FedEx Corp.	9,416	1,519,083
United Parcel Service, Inc. (Class B Stock)	27,090	2,642,088
		5,054,642
Airlines 0.4%
Alaska Air Group, Inc.	4,900	298,165
American Airlines Group, Inc.	15,750	505,732
Delta Air Lines, Inc.	23,800	1,187,620
Southwest Airlines Co.	19,474	905,152
United Continental Holdings, Inc.*	8,900	745,197
		3,641,866
Auto Components 0.1%
Aptiv PLC	10,300	634,171
BorgWarner, Inc.	7,300	253,602
Goodyear Tire & Rubber Co. (The)	8,671	176,975
		1,064,748
Automobiles 0.4%
Ford Motor Co.	149,038	1,140,141

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
General Motors Co.	50,500	$ 1,689,225
Harley-Davidson, Inc.	6,300	214,956
		3,044,322
Banks 5.4%
Bank of America Corp.	354,195	8,727,365
BB&T Corp.	29,858	1,293,449
Citigroup, Inc.	94,695	4,929,822
Citizens Financial Group, Inc.	17,900	532,167
Comerica, Inc.	6,161	423,199
Fifth Third Bancorp	24,973	587,615
Huntington Bancshares, Inc.	38,929	464,034
JPMorgan Chase & Co.	128,633	12,557,153
KeyCorp	38,335	566,591
M&T Bank Corp.	5,470	782,921
People’s United Financial, Inc.	14,000	202,020
PNC Financial Services Group, Inc. (The)	17,872	2,089,415
Regions Financial Corp.	39,074	522,810
SunTrust Banks, Inc.	17,083	861,667
SVB Financial Group*	2,220	421,622
U.S. Bancorp	58,595	2,677,791
Wells Fargo & Co.	163,636	7,540,347
Zions Bancorp NA	6,800	277,032
		45,457,020
Beverages 1.9%
Brown-Forman Corp. (Class B Stock)	6,550	311,649
Coca-Cola Co. (The)	148,364	7,025,035
Constellation Brands, Inc. (Class A Stock)	6,500	1,045,330
Molson Coors Brewing Co. (Class B Stock)	7,394	415,247
Monster Beverage Corp.*	15,250	750,605
PepsiCo, Inc.	54,781	6,052,205
		15,600,071
Biotechnology 2.6%
AbbVie, Inc.	58,374	5,381,499
Alexion Pharmaceuticals, Inc.*	8,700	847,032
Amgen, Inc.	24,796	4,827,037
Biogen, Inc.*	7,940	2,389,305
Celgene Corp.*	27,000	1,730,430
Gilead Sciences, Inc.	49,900	3,121,245
Incyte Corp.*	6,600	419,694

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	3,030	$ 1,131,705
Vertex Pharmaceuticals, Inc.*	9,960	1,650,472
		21,498,419
Building Products 0.3%
A.O. Smith Corp.	5,300	226,310
Allegion PLC	3,533	281,615
Fortune Brands Home & Security, Inc.	5,400	205,146
Johnson Controls International PLC	34,987	1,037,365
Masco Corp.	11,126	325,324
		2,075,760
Capital Markets 2.7%
Affiliated Managers Group, Inc.	2,100	204,624
Ameriprise Financial, Inc.	5,521	576,227
Bank of New York Mellon Corp. (The)	34,938	1,644,532
BlackRock, Inc.	4,760	1,869,823
Cboe Global Markets, Inc.	4,500	440,235
Charles Schwab Corp. (The)	46,211	1,919,143
CME Group, Inc.	13,900	2,614,868
E*TRADE Financial Corp.	9,420	413,350
Franklin Resources, Inc.	11,242	333,438
Goldman Sachs Group, Inc. (The)	13,440	2,245,152
Intercontinental Exchange, Inc.	21,940	1,652,740
Invesco Ltd.	14,200	237,708
Moody’s Corp.	6,476	906,899
Morgan Stanley	50,336	1,995,822
MSCI, Inc.	3,300	486,519
Nasdaq, Inc.	4,300	350,751
Northern Trust Corp.	8,762	732,415
Raymond James Financial, Inc.	5,200	386,932
S&P Global, Inc.	9,770	1,660,314
State Street Corp.	14,862	937,346
T. Rowe Price Group, Inc.	9,400	867,808
		22,476,646
Chemicals 2.0%
Air Products & Chemicals, Inc.	8,502	1,360,745
Albemarle Corp.	4,240	326,777
Celanese Corp.	4,200	377,874
CF Industries Holdings, Inc.	8,000	348,080
DowDuPont, Inc.	88,828	4,750,521

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.	5,486	$ 401,082
Ecolab, Inc.	9,842	1,450,219
FMC Corp.	5,300	391,988
International Flavors & Fragrances, Inc.	3,675	493,442
Linde PLC (United Kingdom)	21,368	3,334,263
LyondellBasell Industries NV (Class A Stock)	12,100	1,006,236
Mosaic Co. (The)	13,200	385,572
PPG Industries, Inc.	9,248	945,423
Sherwin-Williams Co. (The)	3,276	1,288,975
		16,861,197
Commercial Services & Supplies 0.4%
Cintas Corp.	3,360	564,446
Copart, Inc.*	7,600	363,128
Republic Services, Inc.	8,235	593,661
Rollins, Inc.	4,050	146,205
Waste Management, Inc.	15,213	1,353,805
		3,021,245
Communications Equipment 1.1%
Arista Networks, Inc.*	1,850	389,795
Cisco Systems, Inc.	174,144	7,545,659
F5 Networks, Inc.*	2,500	405,075
Juniper Networks, Inc.	12,500	336,375
Motorola Solutions, Inc.	6,316	726,593
		9,403,497
Construction & Engineering 0.1%
Fluor Corp.	5,274	169,823
Jacobs Engineering Group, Inc.	4,800	280,608
Quanta Services, Inc.	5,200	156,520
		606,951
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,500	429,675
Vulcan Materials Co.	5,000	494,000
		923,675
Consumer Finance 0.6%
American Express Co.	27,339	2,605,953

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	18,466	$ 1,395,845
Discover Financial Services	12,918	761,904
Synchrony Financial	25,165	590,371
		5,354,073
Containers & Packaging 0.3%
Avery Dennison Corp.	3,338	299,853
Ball Corp.	13,228	608,224
International Paper Co.	15,384	620,898
Packaging Corp. of America	3,500	292,110
Sealed Air Corp.	5,636	196,358
Westrock Co.	9,833	371,294
		2,388,737
Distributors 0.1%
Genuine Parts Co.	5,599	537,616
LKQ Corp.*	12,100	287,133
		824,749
Diversified Consumer Services 0.0%
H&R Block, Inc.	7,320	185,708
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc. (Class B Stock)*	75,350	15,384,963
Jefferies Financial Group, Inc.	10,900	189,224
		15,574,187
Diversified Telecommunication Services 2.1%
AT&T, Inc.	281,307	8,028,502
CenturyLink, Inc.	35,879	543,567
Verizon Communications, Inc.	159,733	8,980,189
		17,552,258
Electric Utilities 2.0%
Alliant Energy Corp.	8,800	371,800
American Electric Power Co., Inc.	19,091	1,426,861
Duke Energy Corp.	27,439	2,367,986
Edison International	12,262	696,114
Entergy Corp.	6,915	595,174
Evergy, Inc.	9,900	562,023

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Eversource Energy	12,100	$ 786,984
Exelon Corp.	37,212	1,678,261
FirstEnergy Corp.	18,677	701,321
NextEra Energy, Inc.	18,532	3,221,232
PG&E Corp.*	18,803	446,571
Pinnacle West Capital Corp.	4,300	366,360
PPL Corp.	27,452	777,715
Southern Co. (The)	39,615	1,739,891
Xcel Energy, Inc.	19,783	974,709
		16,713,002
Electrical Equipment 0.5%
AMETEK, Inc.	8,800	595,760
Eaton Corp. PLC	16,993	1,166,739
Emerson Electric Co.	24,150	1,442,963
Rockwell Automation, Inc.	4,703	707,707
		3,913,169
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	11,800	956,036
Corning, Inc.	29,997	906,209
FLIR Systems, Inc.	5,400	235,116
IPG Photonics Corp.*	1,400	158,606
Keysight Technologies, Inc.*	6,700	415,936
TE Connectivity Ltd.	12,950	979,409
		3,651,312
Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	18,845	405,167
Halliburton Co.	32,822	872,409
Helmerich & Payne, Inc.	4,200	201,348
National Oilwell Varco, Inc.	14,800	380,360
Schlumberger Ltd.	52,732	1,902,571
TechnipFMC PLC (United Kingdom)	16,000	313,280
		4,075,135
Entertainment 2.0%
Activision Blizzard, Inc.	29,300	1,364,501
Electronic Arts, Inc.*	11,900	939,029
Netflix, Inc.*	16,860	4,512,748
Take-Two Interactive Software, Inc.*	4,600	473,524

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	40,500	$ 1,948,860
Twenty-First Century Fox, Inc. (Class B Stock)	18,500	883,930
Viacom, Inc. (Class B Stock)	13,376	343,763
Walt Disney Co. (The)	57,813	6,339,195
		16,805,550
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	4,300	495,532
American Tower Corp.	17,050	2,697,139
Apartment Investment & Management Co. (Class A Stock)	5,580	244,850
AvalonBay Communities, Inc.	5,311	924,380
Boston Properties, Inc.	5,980	673,049
Crown Castle International Corp.	16,200	1,759,806
Digital Realty Trust, Inc.	7,900	841,745
Duke Realty Corp.	13,200	341,880
Equinix, Inc.	3,126	1,102,103
Equity Residential	14,000	924,140
Essex Property Trust, Inc.	2,700	662,067
Extra Space Storage, Inc.	5,000	452,400
Federal Realty Investment Trust	2,800	330,512
HCP, Inc.	17,800	497,154
Host Hotels & Resorts, Inc.	27,136	452,357
Iron Mountain, Inc.	10,205	330,744
Kimco Realty Corp.	15,700	230,005
Macerich Co. (The)	3,900	168,792
Mid-America Apartment Communities, Inc.	4,500	430,650
Prologis, Inc.	24,137	1,417,325
Public Storage	5,800	1,173,978
Realty Income Corp.	11,300	712,352
Regency Centers Corp.	6,100	357,948
SBA Communications Corp.*	4,400	712,316
Simon Property Group, Inc.	12,089	2,030,831
SL Green Realty Corp.	3,400	268,872
UDR, Inc.	10,100	400,162
Ventas, Inc.	13,833	810,475
Vornado Realty Trust	6,684	414,609
Welltower, Inc.	14,500	1,006,445
Weyerhaeuser Co.	28,739	628,235
		23,492,853
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	17,008	3,464,699
Kroger Co. (The)	30,968	851,620

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.	18,580	$ 1,164,223
Walgreens Boots Alliance, Inc.	31,078	2,123,560
Walmart, Inc.	55,226	5,144,302
		12,748,404
Food Products 1.1%
Archer-Daniels-Midland Co.	21,059	862,787
Campbell Soup Co.	7,247	239,079
Conagra Brands, Inc.	17,343	370,446
General Mills, Inc.	23,044	897,333
Hershey Co. (The)	5,416	580,487
Hormel Foods Corp.	10,500	448,140
J.M. Smucker Co. (The)	4,600	430,054
Kellogg Co.	9,770	556,988
Kraft Heinz Co. (The)	23,755	1,022,415
Lamb Weston Holdings, Inc.	4,700	345,732
McCormick & Co., Inc.	4,900	682,276
Mondelez International, Inc. (Class A Stock)	55,566	2,224,307
Tyson Foods, Inc. (Class A Stock)	11,500	614,100
		9,274,144
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	68,013	4,919,380
ABIOMED, Inc.*	1,800	585,072
Align Technology, Inc.*	2,930	613,630
Baxter International, Inc.	19,374	1,275,197
Becton, Dickinson & Co.	10,505	2,366,987
Boston Scientific Corp.*	53,272	1,882,632
Cooper Cos., Inc. (The)	2,000	509,000
Danaher Corp.	23,930	2,467,662
DENTSPLY SIRONA, Inc.	8,500	316,285
Edwards Lifesciences Corp.*	8,070	1,236,082
Hologic, Inc.*	10,300	423,330
IDEXX Laboratories, Inc.*	3,500	651,070
Intuitive Surgical, Inc.*	4,460	2,135,983
Medtronic PLC	52,115	4,740,380
ResMed, Inc.	5,500	626,285
Stryker Corp.	12,030	1,885,703
Varian Medical Systems, Inc.*	3,700	419,247
Zimmer Biomet Holdings, Inc.	7,811	810,157
		27,864,082

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	5,900	$ 438,960
Anthem, Inc.	10,160	2,668,321
Cardinal Health, Inc.	10,973	489,396
Centene Corp.*	8,100	933,930
Cigna Corp.	14,868	2,823,731
CVS Health Corp.	49,846	3,265,910
DaVita, Inc.*	4,500	231,570
HCA Healthcare, Inc.	10,600	1,319,170
Henry Schein, Inc.*	6,000	471,120
Humana, Inc.	5,300	1,518,344
Laboratory Corp. of America Holdings*	3,900	492,804
McKesson Corp.	7,726	853,491
Quest Diagnostics, Inc.	5,200	433,004
UnitedHealth Group, Inc.	37,418	9,321,572
Universal Health Services, Inc. (Class B Stock)	3,470	404,463
WellCare Health Plans, Inc.*	1,800	424,962
		26,090,748
Health Care Technology 0.1%
Cerner Corp.*	12,400	650,256
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	15,500	764,150
Chipotle Mexican Grill, Inc.*	1,000	431,790
Darden Restaurants, Inc.	4,953	494,607
Hilton Worldwide Holdings, Inc.	11,300	811,340
Marriott International, Inc. (Class A Stock)	10,940	1,187,646
McDonald’s Corp.	29,960	5,319,997
MGM Resorts International	19,200	465,792
Norwegian Cruise Line Holdings Ltd.*	8,200	347,598
Royal Caribbean Cruises Ltd.	6,800	664,972
Starbucks Corp.	47,700	3,071,880
Wynn Resorts Ltd.	3,600	356,076
Yum! Brands, Inc.	12,064	1,108,923
		15,024,771
Household Durables 0.3%
D.R. Horton, Inc.	12,900	447,114
Garmin Ltd.	4,700	297,604
Leggett & Platt, Inc.	4,800	172,032
Lennar Corp. (Class A Stock)	11,200	438,480
Mohawk Industries, Inc.*	2,640	308,774
Newell Brands, Inc.	16,227	301,660

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	9,611	$ 249,790
Whirlpool Corp.	2,385	254,885
		2,470,339
Household Products 1.7%
Church & Dwight Co., Inc.	9,600	631,296
Clorox Co. (The)	5,032	775,633
Colgate-Palmolive Co.	33,260	1,979,635
Kimberly-Clark Corp.	13,416	1,528,619
Procter & Gamble Co. (The)	96,323	8,854,010
		13,769,193
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	25,400	367,284
NRG Energy, Inc.	10,500	415,800
		783,084
Industrial Conglomerates 1.4%
3M Co.	22,678	4,321,066
General Electric Co.	334,807	2,534,489
Honeywell International, Inc.	28,715	3,793,826
Roper Technologies, Inc.	4,080	1,087,402
		11,736,783
Insurance 2.3%
Aflac, Inc.	29,100	1,325,796
Allstate Corp. (The)	13,508	1,116,166
American International Group, Inc.	33,751	1,330,127
Aon PLC	9,489	1,379,321
Arthur J. Gallagher & Co.	7,100	523,270
Assurant, Inc.	2,100	187,824
Brighthouse Financial, Inc.*	4,272	130,211
Chubb Ltd.	17,923	2,315,293
Cincinnati Financial Corp.	5,907	457,320
Everest Re Group Ltd.	1,650	359,304
Hartford Financial Services Group, Inc. (The)	13,353	593,541
Lincoln National Corp.	7,951	407,966
Loews Corp.	10,517	478,734
Marsh & McLennan Cos., Inc.	19,640	1,566,290
MetLife, Inc.	37,800	1,552,068
Principal Financial Group, Inc.	10,100	446,117

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	22,616	$ 1,364,423
Prudential Financial, Inc.(g)	16,000	1,304,800
Torchmark Corp.	4,133	308,032
Travelers Cos., Inc. (The)	10,231	1,225,162
Unum Group	8,426	247,556
Willis Towers Watson PLC	5,100	774,486
		19,393,807
Interactive Media & Services 4.5%
Alphabet, Inc. (Class A Stock)*	11,610	12,131,986
Alphabet, Inc. (Class C Stock)*	12,002	12,429,391
Facebook, Inc. (Class A Stock)*	93,210	12,218,899
TripAdvisor, Inc.*	4,100	221,154
Twitter, Inc.*	27,700	796,098
		37,797,528
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	15,960	23,971,441
Booking Holdings, Inc.*	1,850	3,186,477
eBay, Inc.*	34,540	969,538
Expedia Group, Inc.	4,700	529,455
		28,656,911
IT Services 4.7%
Accenture PLC (Class A Stock)	24,900	3,511,149
Akamai Technologies, Inc.*	6,400	390,912
Alliance Data Systems Corp.	1,890	283,651
Automatic Data Processing, Inc.	17,048	2,235,334
Broadridge Financial Solutions, Inc.	4,700	452,375
Cognizant Technology Solutions Corp. (Class A Stock)	22,200	1,409,256
DXC Technology Co.	10,659	566,739
Fidelity National Information Services, Inc.	12,700	1,302,385
Fiserv, Inc.*	15,200	1,117,048
FleetCor Technologies, Inc.*	3,560	661,163
Gartner, Inc.*	3,470	443,605
Global Payments, Inc.	6,100	629,093
International Business Machines Corp.	35,304	4,013,006
Jack Henry & Associates, Inc.	2,900	366,908
Mastercard, Inc. (Class A Stock)	35,260	6,651,799
Paychex, Inc.	12,425	809,489
PayPal Holdings, Inc.*	45,700	3,842,913
Total System Services, Inc.	6,571	534,157

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
VeriSign, Inc.*	4,100	$ 607,989
Visa, Inc. (Class A Stock)	68,210	8,999,627
Western Union Co. (The)	16,152	275,553
		39,104,151
Leisure Products 0.1%
Hasbro, Inc.	4,454	361,887
Mattel, Inc.*(a)	12,713	127,003
		488,890
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	12,498	843,115
Illumina, Inc.*	5,770	1,730,596
IQVIA Holdings, Inc.*	6,200	720,254
Mettler-Toledo International, Inc.*	1,030	582,547
PerkinElmer, Inc.	4,270	335,409
Thermo Fisher Scientific, Inc.	15,622	3,496,047
Waters Corp.*	3,000	565,950
		8,273,918
Machinery 1.5%
Caterpillar, Inc.	23,056	2,929,726
Cummins, Inc.	5,806	775,914
Deere & Co.	12,280	1,831,808
Dover Corp.	5,562	394,624
Flowserve Corp.	5,100	193,902
Fortive Corp.	11,450	774,707
Illinois Tool Works, Inc.	11,746	1,488,101
Ingersoll-Rand PLC	9,500	866,685
PACCAR, Inc.	13,164	752,191
Parker-Hannifin Corp.	5,068	755,841
Pentair PLC (United Kingdom)	5,946	224,640
Snap-on, Inc.	2,242	325,740
Stanley Black & Decker, Inc.	5,988	717,003
Xylem, Inc.	7,100	473,712
		12,504,594
Media 1.2%
CBS Corp. (Class B Stock)	12,476	545,451
Charter Communications, Inc. (Class A Stock)*	6,730	1,917,848
Comcast Corp. (Class A Stock)	175,220	5,966,241

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Discovery, Inc. (Class A Stock)*	6,000	$ 148,440
Discovery, Inc. (Class C Stock)*	13,300	306,964
DISH Network Corp. (Class A Stock)*	8,700	217,239
Interpublic Group of Cos., Inc. (The)	14,388	296,825
News Corp. (Class A Stock)	13,275	150,671
News Corp. (Class B Stock)	4,100	47,355
Omnicom Group, Inc.	8,534	625,030
		10,222,064
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	55,692	574,184
Newmont Mining Corp.	20,397	706,756
Nucor Corp.	12,212	632,704
		1,913,644
Multiline Retail 0.5%
Dollar General Corp.	10,100	1,091,608
Dollar Tree, Inc.*	9,342	843,770
Kohl’s Corp.	6,450	427,893
Macy’s, Inc.	11,782	350,868
Nordstrom, Inc.	4,500	209,745
Target Corp.	20,182	1,333,828
		4,257,712
Multi-Utilities 1.1%
Ameren Corp.	9,469	617,663
CenterPoint Energy, Inc.	18,479	521,662
CMS Energy Corp.	10,500	521,325
Consolidated Edison, Inc.	12,251	936,711
Dominion Energy, Inc.	25,604	1,829,662
DTE Energy Co.	7,187	792,726
NiSource, Inc.	13,700	347,295
Public Service Enterprise Group, Inc.	19,594	1,019,868
SCANA Corp.	5,600	267,568
Sempra Energy	10,578	1,144,434
WEC Energy Group, Inc.	12,133	840,332
		8,839,246
Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp.	19,636	860,842
Apache Corp.	14,648	384,510

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cabot Oil & Gas Corp.	16,400	$ 366,540
Chevron Corp.	74,122	8,063,732
Cimarex Energy Co.	3,700	228,105
Concho Resources, Inc.*	7,700	791,483
ConocoPhillips	44,557	2,778,129
Devon Energy Corp.	18,000	405,720
Diamondback Energy, Inc.	5,000	463,500
EOG Resources, Inc.	22,500	1,962,225
Exxon Mobil Corp.	163,852	11,173,068
Hess Corp.	9,334	378,027
HollyFrontier Corp.	6,200	316,944
Kinder Morgan, Inc.	72,880	1,120,894
Marathon Oil Corp.	31,678	454,263
Marathon Petroleum Corp.	26,076	1,538,745
Newfield Exploration Co.*	6,500	95,290
Noble Energy, Inc.	17,100	320,796
Occidental Petroleum Corp.	28,976	1,778,547
ONEOK, Inc.	16,100	868,595
Phillips 66	16,328	1,406,657
Pioneer Natural Resources Co.	6,600	868,032
Valero Energy Corp.	16,300	1,222,011
Williams Cos., Inc. (The)	46,192	1,018,534
		38,865,189
Personal Products 0.1%
Coty, Inc. (Class A Stock)	15,900	104,304
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,470	1,101,947
		1,206,251
Pharmaceuticals 5.1%
Allergan PLC	12,395	1,656,716
Bristol-Myers Squibb Co.	62,879	3,268,450
Eli Lilly & Co.	36,597	4,235,005
Johnson & Johnson	103,789	13,393,970
Merck & Co., Inc.	100,733	7,697,009
Mylan NV*	19,700	539,780
Nektar Therapeutics*	5,900	193,933
Perrigo Co. PLC	4,900	189,875
Pfizer, Inc.	223,563	9,758,525
Zoetis, Inc.	18,600	1,591,044
		42,524,307

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.3%
Equifax, Inc.	4,830	$ 449,818
IHS Markit Ltd.*	13,500	647,595
Nielsen Holdings PLC	13,700	319,621
Robert Half International, Inc.	4,700	268,840
Verisk Analytics, Inc.*	6,500	708,760
		2,394,634
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	11,800	472,472
Road & Rail 1.0%
CSX Corp.	31,018	1,927,148
J.B. Hunt Transport Services, Inc.	3,450	320,988
Kansas City Southern	4,100	391,345
Norfolk Southern Corp.	10,731	1,604,714
Union Pacific Corp.	28,736	3,972,177
		8,216,372
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	32,100	592,566
Analog Devices, Inc.	14,447	1,239,986
Applied Materials, Inc.	37,888	1,240,453
Broadcom, Inc.	16,119	4,098,739
Intel Corp.	176,348	8,276,012
KLA-Tencor Corp.	5,990	536,045
Lam Research Corp.	6,062	825,462
Maxim Integrated Products, Inc.	8,800	447,480
Microchip Technology, Inc.	9,260	665,979
Micron Technology, Inc.*	42,916	1,361,725
NVIDIA Corp.	23,760	3,171,960
Qorvo, Inc.*	4,571	277,597
QUALCOMM, Inc.	46,700	2,657,697
Skyworks Solutions, Inc.	6,900	462,438
Texas Instruments, Inc.	37,252	3,520,314
Xilinx, Inc.	10,000	851,700
		30,226,153
Software 6.0%
Adobe, Inc.*	18,870	4,269,149
ANSYS, Inc.*	3,400	485,996
Autodesk, Inc.*	8,620	1,108,618
Cadence Design Systems, Inc.*	10,400	452,192

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Citrix Systems, Inc.	4,900	$ 502,054
Fortinet, Inc.*	4,900	345,107
Intuit, Inc.	10,050	1,978,342
Microsoft Corp.	299,772	30,447,842
Oracle Corp.	100,640	4,543,896
Red Hat, Inc.*	7,000	1,229,480
salesforce.com, Inc.*	29,700	4,068,009
Symantec Corp.	23,317	440,575
Synopsys, Inc.*	5,900	497,016
		50,368,276
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,950	464,507
AutoZone, Inc.*	990	829,957
Best Buy Co., Inc.	9,100	481,936
CarMax, Inc.*	6,500	407,745
Foot Locker, Inc.	4,600	244,720
Gap, Inc. (The)	7,913	203,839
Home Depot, Inc. (The)	43,864	7,536,712
L Brands, Inc.	8,822	226,461
Lowe’s Cos., Inc.	31,096	2,872,026
O’Reilly Automotive, Inc.*	3,180	1,094,969
Ross Stores, Inc.	14,500	1,206,400
Tiffany & Co.	4,270	343,778
TJX Cos., Inc. (The)	47,828	2,139,825
Tractor Supply Co.	4,700	392,168
Ulta Beauty, Inc.*	2,320	568,029
		19,013,072
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	174,678	27,553,708
Hewlett Packard Enterprise Co.	54,302	717,329
HP, Inc.	61,102	1,250,147
NetApp, Inc.	9,600	572,832
Seagate Technology PLC	9,800	378,182
Western Digital Corp.	10,925	403,897
Xerox Corp.	7,325	144,742
		31,020,837
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	13,400	167,902
Michael Kors Holdings Ltd.*	5,600	212,352

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	49,274	$ 3,653,174
PVH Corp.	3,100	288,145
Ralph Lauren Corp.	2,300	237,958
Tapestry, Inc.	10,700	361,125
Under Armour, Inc. (Class A Stock)*	6,800	120,156
Under Armour, Inc. (Class C Stock)*	6,367	102,955
VF Corp.	12,736	908,586
		6,052,353
Tobacco 0.9%
Altria Group, Inc.	72,479	3,579,738
Philip Morris International, Inc.	60,179	4,017,550
		7,597,288
Trading Companies & Distributors 0.2%
Fastenal Co.	10,900	569,961
United Rentals, Inc.*	3,300	338,349
W.W. Grainger, Inc.	1,834	517,848
		1,426,158
Water Utilities 0.1%
American Water Works Co., Inc.	7,000	635,390
Total Common Stocks (cost $236,363,944)		813,604,410
Exchange Traded Fund 0.3%
iShares Core S&P 500 ETF (cost $2,258,568)	9,600	2,415,456

Total Long-Term Investments (cost $238,622,512)		816,019,866

Short-Term Investments 1.4%
Affiliated Mutual Funds 1.3%
PGIM Core Ultra Short Bond Fund(w)	10,721,143	10,721,143
PGIM Institutional Money Market Fund (cost $284,728; includes $271,044 of cash collateral for securities on loan)(b)(w)	284,756	284,727
Total Affiliated Mutual Funds (cost $11,005,871)		11,005,870

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills(k) (cost $994,905)	2.366%(n)	03/21/19	1,000	$ 994,927

Total Short-Term Investments (cost $12,000,776)				12,000,797

TOTAL INVESTMENTS 99.2% (cost $250,623,288)				828,020,663
Other assets in excess of liabilities(z) 0.8%				6,790,309

Net Assets 100.0%				$ 834,810,972

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ETF — Exchange Traded Fund
NASDAQ — National Association of Securities Dealers Automated Quotations
REITs — Real Estate Investment Trusts
S&P — Standard & Poor

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,879; cash collateral of $271,044 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at December 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
32	S&P 500 E-Mini Index	Mar. 2019	$ 4,008,320	$ (26,588)
23	S&P 500 Index	Mar. 2019	14,404,900	(292,753)
				$(319,341)

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$994,927
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 20,460,597	$ —	$—
Air Freight & Logistics	5,054,642	—	—
Airlines	3,641,866	—	—
Auto Components	1,064,748	—	—
Automobiles	3,044,322	—	—
Banks	45,457,020	—	—
Beverages	15,600,071	—	—
Biotechnology	21,498,419	—	—
Building Products	2,075,760	—	—
Capital Markets	22,476,646	—	—
Chemicals	16,861,197	—	—
Commercial Services & Supplies	3,021,245	—	—
Communications Equipment	9,403,497	—	—
Construction & Engineering	606,951	—	—
Construction Materials	923,675	—	—
Consumer Finance	5,354,073	—	—
Containers & Packaging	2,388,737	—	—
Distributors	824,749	—	—
Diversified Consumer Services	185,708	—	—
Diversified Financial Services	15,574,187	—	—
Diversified Telecommunication Services	17,552,258	—	—
Electric Utilities	16,713,002	—	—
Electrical Equipment	3,913,169	—	—
Electronic Equipment, Instruments & Components	3,651,312	—	—
Energy Equipment & Services	4,075,135	—	—

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Entertainment	$ 16,805,550	$ —	$—
Equity Real Estate Investment Trusts (REITs)	23,492,853	—	—
Food & Staples Retailing	12,748,404	—	—
Food Products	9,274,144	—	—
Health Care Equipment & Supplies	27,864,082	—	—
Health Care Providers & Services	26,090,748	—	—
Health Care Technology	650,256	—	—
Hotels, Restaurants & Leisure	15,024,771	—	—
Household Durables	2,470,339	—	—
Household Products	13,769,193	—	—
Independent Power & Renewable Electricity Producers	783,084	—	—
Industrial Conglomerates	11,736,783	—	—
Insurance	19,393,807	—	—
Interactive Media & Services	37,797,528	—	—
Internet & Direct Marketing Retail	28,656,911	—	—
IT Services	39,104,151	—	—
Leisure Products	488,890	—	—
Life Sciences Tools & Services	8,273,918	—	—
Machinery	12,504,594	—	—
Media	10,222,064	—	—
Metals & Mining	1,913,644	—	—
Multiline Retail	4,257,712	—	—
Multi-Utilities	8,839,246	—	—
Oil, Gas & Consumable Fuels	38,865,189	—	—
Personal Products	1,206,251	—	—
Pharmaceuticals	42,524,307	—	—
Professional Services	2,394,634	—	—
Real Estate Management & Development	472,472	—	—
Road & Rail	8,216,372	—	—
Semiconductors & Semiconductor Equipment	30,226,153	—	—
Software	50,368,276	—	—
Specialty Retail	19,013,072	—	—
Technology Hardware, Storage & Peripherals	31,020,837	—	—
Textiles, Apparel & Luxury Goods	6,052,353	—	—
Tobacco	7,597,288	—	—
Trading Companies & Distributors	1,426,158	—	—
Water Utilities	635,390	—	—

Exchange Traded Fund	2,415,456	—	—
Affiliated Mutual Funds	11,005,870	—	—
U.S. Treasury Obligation	—	994,927	—
Other Financial Instruments*
Futures Contracts	(319,341)	—	—
Total	$826,706,395	$994,927	$—

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    February 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    February 14, 2019

*	Print the name and title of each signing officer under his or her signature